Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Segment Information

The table below summarizes the significant expense categories regularly reviewed by the CODM for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31
	2024	2023	2022
	U.S. dollars in thousands
Revenue	13,688	10,008	5,859
Cost of goods sold and Cost of advertising (1)	(13,291)	(9,757)	(6,160)
Operating expense (2)	(5,357)	(3,540)	(4,167)
Other segment items (3)	(2,844)	(1,309)	2,267
Net loss	(7,804)	(4,598)	(2,201)

(1)	Includes cost of goods sold and direct advertising expenses related to Amazon and other sites.

(2)	Operating expenses include payroll (which are not included in the cost of goods sold), interest income (expense), net, exchange rate differences, advertising and marketing expenses which are not included in cost of advertising rent, insurance, travel and entertainment, income taxes , consultants fee, legal fees and miscellaneous expenses.

(3)	Other segment expense items include equity losses, changes in fair value of derivative liabilities, loss from change in value of investment at fair value, depreciation and amortization of intangible assets and changes in deferred taxes, net.

Schedule of Revenues are Attributed to Geographic Areas	Revenues are attributed to geographic areas:
	Year ended December 31,
	2024	2023	2022
	USD in thousands

America	3,082	3,863	5,422
Europe	10,606	6,145	437
	13,688	10,008	5,859